Accumulated other comprehensive income (loss) (Tables)	12 Months Ended
Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated other comprehensive loss
Accumulated other comprehensive income (loss) consists of the following balances, net of tax:

	Foreign currency cumulative translation	Unrealized gain (loss) on cash flow hedges	Net change on available-for-sale investments	Pension and post-employment actuarial changes	Total
Balance, January 1, 2013	$(105,957)	$3,596	$—	$(2,506)	$(104,867)
OCI before reclassifications	48,486	10,357	—	16,698	75,541
Amounts reclassified	—	(2,113)	—	29	(2,084)
Net current period OCI	48,486	8,244	—	16,727	73,457
Balance, December 31, 2013	$(57,471)	$11,840	$—	$14,221	$(31,410)
OCI (loss) before reclassifications	65,303	6,993	519	(35,396)	37,419
Amounts reclassified	—	5,423	(518)	(273)	4,632
Net current period OCI (loss)	$65,303	$12,416	$1	$(35,669)	$42,051
Acquisition of non-controlling interest	21,029	2,543	—	—	23,572
Balance, December 31, 2014	$28,861	$26,799	$1	$(21,448)	$34,213